Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2010	Dec. 31, 2011 Restated
Interest income	$ 282,951		$ 300,272	$ 291,036
Interest expense	109,924		172,219	138,035
Net interest income	173,027		128,053	153,001
Impairment (Reversal)
Valuation allowance (reversal) on loans	(24,587)		(339,887)	(15,163)
Other-than-temporary impairment on securities	19,359		101,398	12,955
Impairment of long-lived assets				433
Portion of other-than-temporary impairment on securities recognized in other comprehensive income (loss), net of the reversal of other comprehensive loss into net income (loss)	(436)		(2,369)	2,885
[ImpairmentNetOfTheReversalOfPriorValuationAllowancesOnLoans]	(5,664)		(240,858)	1,110
Net interest income (loss) after impairment/reversal	178,691		368,911	151,891
Other Revenues
Rental income	17,081		1,708	1,899
Care and ancillary income	2,994
Total other revenues	20,075		1,708	1,899
Other Income (Loss)
Gain (loss) on settlement of investments, net	232,897		52,307	78,181
Gain on extinguishment of debt	24,085		265,656	66,110
Other income (loss), net	5,312		(35,676)	36,204
[NonoperatingGainsLosses]	262,294	[1]	282,287	180,495	[1]
Expenses
Loan and security servicing expense	4,260		4,580	4,649
Property operating expenses	12,943		1,283	1,110
General and administrative expense	17,247		7,707	6,267
Management fee to affiliate	24,693		17,252	18,289
Depreciation and amortization	6,975		79	12
Total Expenses	66,118		30,901	30,327
Income (loss) from continuing operations	394,942		622,005	303,958
Income (loss) from discontinued operations	39,168		(343)	561
Net Income (Loss)	434,110		621,662	304,519
Preferred dividends	(5,580)		(7,453)	(5,580)
Excess of carrying amount of exchanged preferred stock over fair value of consideration paid			43,043
Income (Loss) Applicable to Common Stockholders	$ 428,530		$ 657,252	$ 298,939
Basic	$ 2.97		$ 10.96	$ 3.65
Diluted	$ 2.94		$ 10.96	$ 3.65
Income (Loss) from continuing operations per share of common stock, after preferred dividends and excess of carrying amount of exchanged preferred stock over fair value of consideration paid
Basic	$ 2.70		$ 10.97	$ 3.64
Diluted	$ 2.67		$ 10.97	$ 3.64
Income (loss) from discontinued operations per share of common stock
Basic	$ 0.27		$ (0.01)	$ 0.01
Diluted	$ 0.27		$ (0.01)	$ 0.01
Weighted Average Number of Shares of Common Stock Outstanding
Basic	144,146,370		59,948,827	81,983,973
Diluted	145,766,413		59,948,827	81,990,297
Dividends Declared per Share of Common Stock	$ 0.84			$ 0.40

[1]	(B) Including equity in earnings of unconsolidated subsidiaries.